Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Inventories

Inventories at March 31, 2015 and 2016 comprised the following:

	2015	2016
	Millions of yen
Telecommunications equipment to be sold and materials	¥181,258	¥153,463
Projects in progress	103,351	142,845
Supplies	105,914	118,273

Total	¥390,523	¥414,581